Earnings per Share (Details) - TWD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Earnings per Share [Abstract]
Profit attributable to AUO’s shareholders	$ 42,609,500	$ 9,965,129	$ 7,242,170
Weighted-average number of common shares outstanding during the year (basic)	9,624,245	9,624,245	9,624,245
Basic earnings per share (In dollars per share)	$ 4.43	$ 1.04	$ 0.75